Quarterly Holdings Report
for
Fidelity® Blue Chip Value ETF
October 31, 2021
VTF-NPRT1-1221
1.9897887.101

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.9%
	Shares	Value
COMMUNICATION SERVICES – 11.9%
Diversified Telecommunication Services – 0.8%
Verizon Communications, Inc.	14,088	$ 746,523
Entertainment – 2.0%
Activision Blizzard, Inc.	26,237	2,051,471
Interactive Media & Services – 3.2%
Alphabet, Inc. Class A (a)	923	2,732,929
Facebook, Inc. Class A (a)	1,494	483,414
		3,216,343
Media – 5.9%
Comcast Corp. Class A	61,119	3,143,350
Fox Corp. Class A	8,254	328,014
The Interpublic Group of Cos., Inc.	49,708	1,817,822
WPP PLC ADR	8,836	639,373
		5,928,559
TOTAL COMMUNICATION SERVICES		11,942,896
CONSUMER DISCRETIONARY – 5.5%
Household Durables – 1.2%
Mohawk Industries, Inc. (a)	2,576	456,493
Whirlpool Corp.	3,336	703,329
		1,159,822
Internet & Direct Marketing Retail – 0.9%
eBay, Inc.	11,425	876,526
Multiline Retail – 1.2%
Dollar General Corp.	5,590	1,238,297
Specialty Retail – 1.0%
Best Buy Co., Inc.	8,113	991,733
Textiles, Apparel & Luxury Goods – 1.2%
PVH Corp. (a)	4,894	535,061
Tapestry, Inc.	18,314	713,880
		1,248,941
TOTAL CONSUMER DISCRETIONARY		5,515,319
CONSUMER STAPLES – 6.7%
Food & Staples Retailing – 0.8%
US Foods Holding Corp. (a)	22,261	771,789
Food Products – 2.2%
Mondelez International, Inc. Class A	25,424	1,544,254
Tyson Foods, Inc. Class A	8,649	691,660
		2,235,914
Household Products – 3.7%
Spectrum Brands Holdings, Inc.	6,117	573,469
The Clorox Co.	3,485	568,090
The Procter & Gamble Co.	17,975	2,570,245
		3,711,804
TOTAL CONSUMER STAPLES		6,719,507

	Shares	Value
ENERGY – 0.7%
Oil, Gas & Consumable Fuels – 0.7%
Exxon Mobil Corp.	11,484	$ 740,374
FINANCIALS – 20.7%
Banks – 9.3%
Bank of America Corp.	67,683	3,233,894
Cullen/Frost Bankers, Inc.	2,631	340,715
JPMorgan Chase & Co.	17,189	2,920,239
M&T Bank Corp.	8,160	1,200,499
The PNC Financial Services Group, Inc.	7,937	1,674,945
		9,370,292
Capital Markets – 2.1%
Affiliated Managers Group, Inc.	5,053	848,298
BlackRock, Inc.	424	400,027
Invesco Ltd.	12,830	326,010
Northern Trust Corp.	4,577	563,154
		2,137,489
Diversified Financial Services – 4.6%
Berkshire Hathaway, Inc. Class B (a)	15,901	4,563,746
Insurance – 4.7%
American International Group, Inc.	10,575	624,877
Chubb Ltd.	6,415	1,253,362
The Allstate Corp.	2,413	298,416
The Travelers Cos., Inc.	10,629	1,709,993
Willis Towers Watson PLC	3,528	854,764
		4,741,412
TOTAL FINANCIALS		20,812,939
HEALTH CARE – 18.6%
Biotechnology – 2.2%
Regeneron Pharmaceuticals, Inc. (a)	1,989	1,272,841
Vertex Pharmaceuticals, Inc. (a)	5,054	934,636
		2,207,477
Health Care Providers & Services – 11.5%
Anthem, Inc.	3,452	1,502,069
Centene Corp. (a)	35,619	2,537,498
Cigna Corp.	5,772	1,232,957
CVS Health Corp.	14,150	1,263,312
Humana, Inc.	3,747	1,735,460
UnitedHealth Group, Inc.	7,211	3,320,449
		11,591,745
Pharmaceuticals – 4.9%
AstraZeneca PLC ADR	23,835	1,486,827
Bristol-Myers Squibb Co.	21,527	1,257,177
Sanofi ADR	43,843	2,211,002
		4,955,006
TOTAL HEALTH CARE		18,754,228
INDUSTRIALS – 8.6%
Aerospace & Defense – 3.4%
L3Harris Technologies, Inc.	4,527	1,043,654

Quarterly Report	2

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Aerospace & Defense – continued
Lockheed Martin Corp.	2,359	$783,943
Northrop Grumman Corp.	4,399	1,571,411
		3,399,008
Electrical Equipment – 0.8%
Regal Rexnord Corp.	4,924	750,073
Machinery – 4.4%
ITT, Inc.	15,761	1,482,637
Oshkosh Corp.	6,757	722,999
Otis Worldwide Corp.	9,234	741,583
Pentair PLC	12,602	932,170
Stanley Black & Decker, Inc.	3,280	589,514
		4,468,903
TOTAL INDUSTRIALS		8,617,984
INFORMATION TECHNOLOGY – 8.5%
Communications Equipment – 2.3%
Cisco Systems, Inc.	41,823	2,340,833
Electronic Equipment, Instruments & Components – 1.6%
TE Connectivity Ltd.	10,970	1,601,620
IT Services – 3.0%
Amdocs Ltd.	24,593	1,914,319
Fiserv, Inc. (a)	11,596	1,142,090
		3,056,409
Semiconductors & Semiconductor Equipment – 0.7%
NXP Semiconductors N.V.	3,589	720,887
Software – 0.9%
NortonLifelock, Inc.	35,004	890,852
TOTAL INFORMATION TECHNOLOGY		8,610,601
MATERIALS – 2.4%
Chemicals – 1.4%
DuPont de Nemours, Inc.	11,639	810,074
International Flavors & Fragrances, Inc.	4,271	629,759
		1,439,833
Metals & Mining – 1.0%
Newmont Corp.	19,041	1,028,214
TOTAL MATERIALS		2,468,047
REAL ESTATE – 4.9%
Equity Real Estate Investment Trusts (REITs) – 2.2%
American Tower Corp.	5,002	1,410,414

	Shares	Value

Simon Property Group, Inc.	5,511	$ 807,802
		2,218,216
Real Estate Management & Development – 2.7%
CBRE Group, Inc. Class A (a)	26,368	2,744,382
TOTAL REAL ESTATE		4,962,598
UTILITIES – 10.4%
Electric Utilities – 8.9%
Duke Energy Corp.	11,533	1,176,481
Entergy Corp.	4,499	463,487
Evergy, Inc.	17,862	1,138,702
Exelon Corp.	29,107	1,548,201
PG&E Corp. (a)	125,726	1,458,422
Portland General Electric Co.	14,134	696,948
PPL Corp.	29,089	837,763
The Southern Co.	26,305	1,639,328
		8,959,332
Multi-Utilities – 1.5%
Dominion Energy, Inc.	20,710	1,572,510
TOTAL UTILITIES		10,531,842
TOTAL COMMON STOCKS (Cost $87,594,089)		99,676,335
Money Market Fund – 1.6%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,594,804)	1,594,804	1,594,804
TOTAL INVESTMENT IN SECURITIES – 100.5% (Cost $89,188,893)		101,271,139
NET OTHER ASSETS (LIABILITIES) – (0.5%)		(487,737)
NET ASSETS – 100.0%		$100,783,402

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
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Schedule of Investments (Unaudited)–continued
vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	4

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
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